State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

January 31, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:          Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Trust”)

File Nos. 033-10451, 811-04920

Post Effective Amendment Nos. 109 and 111

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Statement of Additional Information dated January 31, 2020 for the Investor Class shares and Institutional Class shares of the Wasatch Core Growth Fund, Wasatch Emerging India Fund, Wasatch Emerging Markets Select Fund, Wasatch Emerging Markets Small Cap Fund, Wasatch Frontier Emerging Small Countries Fund, Wasatch Global Opportunities Fund, Wasatch Global Select Fund, Wasatch Global Value Fund, Wasatch International Growth Fund, Wasatch International Opportunities Fund, Wasatch International Select Fund, Wasatch Micro Cap Fund, Wasatch Micro Cap Value Fund, Wasatch Small Cap Growth Fund, Wasatch Small Cap Value Fund, Wasatch Ultra Growth Fund and Investor Class shares of the Wasatch-Hoisington U.S. Treasury Fund, does not differ from that contained in Post-Effective Amendment No. 109 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 28, 2020 (Accession #0001193125-20-017093).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	R. Biles